Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Other Supplemental Information	Mar. 31, 2024
Schedule of Other Supplemental Information [Abstract]
Weighted average discount rate	6.20%
Weighted average remaining lease term (years)	1 year 8 months 12 days